SHAREHOLDERS' EQUITY (Details 1) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) R$ / shares shares
Buyback Program 1 [Member]
IfrsStatementLineItems [Line Items]
Board's Authorization	04/20/2018
Authorized quantity	30,391,000
Program Period	From 4/20/2018 to 4/30/2018
Sale of shares	22,981,500
Balance in treasury	7,409,500
Buyback Program 2 [Member]
IfrsStatementLineItems [Line Items]
Board's Authorization	06/21/2021
Authorized quantity	24,154,500
Program Period	From 06/22/2021 to 12/22/2021
Balance in treasury	31,491,500
Average buyback price | R$ / shares	R$ 21.82
Minimum buyback price | R$ / shares	20.06
Maximum buyback price | R$ / shares	R$ 23.22
Number bought back | R$	R$ 24,082,000
Buyback Program 3 [Member]
IfrsStatementLineItems [Line Items]
Board's Authorization	6/12/2021
Authorized quantity	30,000,000
Program Period	From 12/07/2021 to 6/30/2022
Balance in treasury	61,430,100
Average buyback price | R$ / shares	R$ 25.00
Minimum buyback price | R$ / shares	17.20
Maximum buyback price | R$ / shares	R$ 26.76
Number bought back | R$	R$ 29,938,600
Buyback Program 4 [Member]
IfrsStatementLineItems [Line Items]
Board's Authorization	05/18/2022
Share cancellation	61,430,100
Buyback Program 5 [Member]
IfrsStatementLineItems [Line Items]
Board's Authorization	05/18/2022
Authorized quantity	58,000,000
Program Period	From 05/19/2022 to 05/18/2023